Quarterly Holdings Report
for
Fidelity® Yield Enhanced Equity ETF
October 31, 2025
UEP-NPRT3-1225
1.9911156.101
Common Stocks - 98.9%
	Shares	Value ($)
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	64	8,883
UNITED STATES - 98.9%
Communication Services - 11.4%
Diversified Telecommunication Services - 0.8%
AT&T Inc	17,433	431,467
Verizon Communications Inc	6,209	246,745
		678,212
Entertainment - 2.5%
Electronic Arts Inc	1,484	296,889
Netflix Inc (b)	945	1,057,323
ROBLOX Corp Class A (b)	912	103,712
Walt Disney Co/The	6,064	682,928
		2,140,852
Interactive Media & Services - 7.6%
Alphabet Inc Class A	7,795	2,191,877
Alphabet Inc Class C	7,465	2,103,786
Meta Platforms Inc Class A	3,598	2,332,763
		6,628,426
Media - 0.5%
Comcast Corp Class A	18,673	519,763
TOTAL COMMUNICATION SERVICES		9,967,253

Consumer Discretionary - 11.9%
Automobile Components - 0.1%
BorgWarner Inc	2,781	119,472
Automobiles - 3.4%
Ford Motor Co	41,873	549,792
General Motors Co	8,176	564,880
Tesla Inc (b)	4,095	1,869,614
		2,984,286
Broadline Retail - 4.5%
Amazon.com Inc (b)	15,825	3,864,782
Diversified Consumer Services - 0.0%
ADT Inc	1,323	11,694
Hotels, Restaurants & Leisure - 1.4%
Airbnb Inc Class A (b)	4,182	529,190
Booking Holdings Inc	123	624,563
Global Business Travel Group I Class A (b)	1,751	13,763
Wendy's Co/The	4,212	35,970
		1,203,486
Specialty Retail - 2.3%
Abercrombie & Fitch Co Class A (b)	986	71,534
Carvana Co Class A (b)	471	144,380
Gap Inc/The	4,318	98,666
Home Depot Inc/The	2,574	977,065
TJX Cos Inc/The	4,797	672,252
		1,963,897
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc	1,237	135,847
TOTAL CONSUMER DISCRETIONARY		10,283,464

Consumer Staples - 3.1%
Beverages - 0.4%
PepsiCo Inc	2,521	368,293
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp	332	302,601
Walmart Inc	7,787	787,889
		1,090,490
Food Products - 0.1%
Cal-Maine Foods Inc	1,224	107,467
Household Products - 0.7%
Procter & Gamble Co/The	4,319	649,448
Tobacco - 0.5%
Philip Morris International Inc	3,281	473,547
TOTAL CONSUMER STAPLES		2,689,245

Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Cheniere Energy Inc	1,443	305,916
Chevron Corp	245	38,641
ConocoPhillips	2,578	229,081
EOG Resources Inc	4,881	516,605
Exxon Mobil Corp	2,791	319,179
Marathon Petroleum Corp	1,079	210,308
Williams Cos Inc/The	5,096	294,906
		1,914,636
Financials - 12.8%
Banks - 3.0%
Bank of America Corp (c)	12,320	658,504
JPMorgan Chase & Co (c)	4,643	1,444,530
US Bancorp (c)	11,445	534,253
		2,637,287
Capital Markets - 3.1%
Bank of New York Mellon Corp/The	4,658	502,738
Blackrock Inc	246	266,371
Charles Schwab Corp/The (c)	7,129	673,833
CME Group Inc Class A (c)	1,018	270,269
Morgan Stanley (c)	3,374	553,336
S&P Global Inc	557	271,376
SEI Investments Co	1,489	120,028
		2,657,951
Consumer Finance - 0.9%
Capital One Financial Corp (c)	1,579	347,364
Synchrony Financial (c)	5,957	443,082
		790,446
Financial Services - 4.3%
Berkshire Hathaway Inc Class B (b)(c)	3,648	1,742,066
Fiserv Inc (b)(c)	3,847	256,556
Mastercard Inc Class A (c)	1,961	1,082,452
Visa Inc Class A (c)	1,709	582,325
		3,663,399
Insurance - 1.5%
Allstate Corp/The (c)	1,744	334,011
Progressive Corp/The (c)	2,613	538,278
Travelers Companies Inc/The (c)	1,687	453,162
		1,325,451
TOTAL FINANCIALS		11,074,534

Health Care - 7.8%
Biotechnology - 2.5%
AbbVie Inc (c)	4,651	1,014,104
Exelixis Inc (b)	3,388	131,013
Gilead Sciences Inc (c)	5,588	669,387
Incyte Corp (b)(c)	3,677	343,726
		2,158,230
Health Care Equipment & Supplies - 0.9%
Boston Scientific Corp (b)(c)	6,464	651,054
Medtronic PLC	1,564	141,855
		792,909
Health Care Providers & Services - 0.8%
Elevance Health Inc (c)	861	273,109
Option Care Health Inc (b)(c)	11,030	287,111
UnitedHealth Group Inc	345	117,838
		678,058
Health Care Technology - 0.3%
Veeva Systems Inc Class A (b)(c)	1,018	296,442
Life Sciences Tools & Services - 0.5%
Illumina Inc (b)	1,403	173,327
Medpace Holdings Inc (b)(c)	423	247,417
		420,744
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co (c)	13,042	600,845
Eli Lilly & Co (c)	656	566,036
Johnson & Johnson (c)	1,289	243,453
Merck & Co Inc (c)	8,802	756,796
Viatris Inc (c)	29,011	300,554
		2,467,684
TOTAL HEALTH CARE		6,814,067

Industrials - 8.8%
Aerospace & Defense - 2.7%
Axon Enterprise Inc (b)	380	278,247
GE Aerospace	3,108	960,217
General Dynamics Corp	1,145	394,911
HEICO Corp	348	110,583
Lockheed Martin Corp	1,200	590,256
		2,334,214
Building Products - 0.8%
Resideo Technologies Inc (b)	2,937	125,704
Trane Technologies PLC	1,368	613,753
		739,457
Commercial Services & Supplies - 0.6%
Cintas Corp	2,618	479,801
Construction & Engineering - 0.8%
Comfort Systems USA Inc	238	229,808
EMCOR Group Inc	238	160,836
Valmont Industries Inc	724	299,323
		689,967
Electrical Equipment - 0.6%
Acuity Inc	251	91,628
AMETEK Inc	1,750	353,693
Sensata Technologies Holding PLC	1,611	51,277
		496,598
Ground Transportation - 1.5%
CSX Corp	13,149	473,627
Lyft Inc Class A (b)	21,400	437,844
Uber Technologies Inc (b)	3,954	381,561
		1,293,032
Industrial Conglomerates - 0.7%
Honeywell International Inc	2,978	599,561
Machinery - 0.2%
Allison Transmission Holdings Inc	2,053	169,475
Passenger Airlines - 0.0%
SkyWest Inc (b)	402	40,393
Professional Services - 0.4%
Leidos Holdings Inc	1,622	308,943
SS&C Technologies Holdings Inc	947	80,419
		389,362
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies Inc	247	63,501
Ferguson Enterprises Inc	905	224,893
Rush Enterprises Inc Class A	3,471	171,502
		459,896
TOTAL INDUSTRIALS		7,691,756

Information Technology - 35.9%
Communications Equipment - 0.8%
Cisco Systems Inc	10,098	738,265
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp Class A	2,956	411,890
Itron Inc (b)	583	58,492
Zebra Technologies Corp Class A (b)	1,393	375,065
		845,447
IT Services - 0.0%
Okta Inc Class A (b)	400	36,612
Semiconductors & Semiconductor Equipment - 15.4%
Advanced Micro Devices Inc (b)	529	135,487
Analog Devices Inc	1,687	394,977
Broadcom Inc	8,299	3,067,560
Cirrus Logic Inc (b)	533	70,702
Intel Corp (b)	8,684	347,273
Lam Research Corp	1,866	293,820
Micron Technology Inc	1,739	389,136
NVIDIA Corp (c)	38,585	7,813,078
Qorvo Inc (b)	952	90,364
QUALCOMM Inc	4,146	750,011
		13,352,408
Software - 10.8%
Adobe Inc (b)	1,888	642,505
Alarm.com Holdings Inc (b)	5,445	268,003
Atlassian Corp Class A (b)	713	120,796
Cadence Design Systems Inc (b)	1,477	500,245
Docusign Inc (b)	1,354	99,032
Microsoft Corp (c)	10,151	5,256,290
Oracle Corp	873	229,259
Palantir Technologies Inc Class A (b)	3,475	696,633
Salesforce Inc (c)	3,201	833,572
Tenable Holdings Inc (b)	7,707	223,657
Teradata Corp (b)	2,632	54,877
Zoom Communications Inc Class A (b)	5,487	478,631
		9,403,500
Technology Hardware, Storage & Peripherals - 7.9%
Apple Inc (c)	23,100	6,245,547
NetApp Inc	951	112,009
Western Digital Corp	3,425	514,469
		6,872,025
TOTAL INFORMATION TECHNOLOGY		31,248,257

Materials - 2.2%
Chemicals - 1.2%
Corteva Inc	3,829	235,254
Ecolab Inc	1,963	503,313
Linde PLC	736	307,869
Solstice Advanced Materials Inc	722	32,541
		1,078,977
Construction Materials - 0.5%
CRH PLC	3,793	451,746
Metals & Mining - 0.5%
Commercial Metals Co	6,853	406,794
TOTAL MATERIALS		1,937,517

Real Estate - 2.0%
Health Care REITs - 0.7%
Welltower Inc	3,472	628,571
Real Estate Management & Development - 0.0%
Compass Inc Class A (b)	6,011	46,345
Specialized REITs - 1.3%
American Tower Corp	733	131,192
Digital Realty Trust Inc	972	165,639
Public Storage Operating Co	1,630	454,053
VICI Properties Inc	11,653	349,473
		1,100,357
TOTAL REAL ESTATE		1,775,273

Utilities - 0.8%
Electric Utilities - 0.8%
NextEra Energy Inc	5,835	474,969
NRG Energy Inc	1,413	242,838
		717,807
TOTAL UNITED STATES		86,113,809
TOTAL COMMON STOCKS (Cost $81,013,348)		86,122,692

U.S. Treasury Obligations - 0.3%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/29/2026 (e)	3.83	130,000	128,828
US Treasury Bills 0% 12/11/2025	3.97 to 3.98	110,000	109,550
US Treasury Bills 0% 12/18/2025	3.89	40,000	39,807
US Treasury Bills 0% 12/4/2025	3.95	20,000	19,933
TOTAL U.S. TREASURY OBLIGATIONS (Cost $298,027)			298,118

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $1,344,979)	4.18	1,344,711	1,344,979

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $82,656,354)	87,765,789
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(595,489)
NET ASSETS - 100.0%	87,170,300

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	24	12/19/2025	824,880	23,197	23,197

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Mini SPX Index	Chicago Board Options Exchange	308	21,067,816	688.00	11/7/2025	(98,252)
Mini SPX Index	Chicago Board Options Exchange	306	20,931,012	682.00	11/14/2025	(277,542)
Mini SPX Index	Chicago Board Options Exchange	301	20,589,002	692.00	11/21/2025	(180,299)
Mini SPX Index	Chicago Board Options Exchange	307	20,999,414	699.00	11/28/2025	(139,992)

						(696,085)
TOTAL WRITTEN OPTIONS						(696,085)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $16,925,408.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $64,414.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	88,824	10,545,523	9,289,456	14,518	88	-	1,344,979	1,344,711	0.0%
Total	88,824	10,545,523	9,289,456	14,518	88	-	1,344,979

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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